UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-06199
                                                     ---------


                       The Nottingham Investment Trust II
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                     Date of fiscal year end: March 31, 2005
                                              --------------


                   Date of reporting period: December 31, 2004
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 73.45%

      Auto Manufacturers - 4.65%
           General Motors Corporation ............................................                  3,000                $  120,180
                                                                                                                         ----------

      Banks - 4.07%
           Wachovia Corporation ..................................................                  2,000                   105,200
                                                                                                                         ----------

      Computers - 7.83%
        (a)EMC Corporation .......................................................                 10,000                   148,700
        (a)Sun Microsystems, Inc. ................................................                 10,000                    53,800
                                                                                                                         ----------
                                                                                                                            202,500
                                                                                                                         ----------
      Diversified Financial Services - 7.55%
           J.P. Morgan Chase & Co. ...............................................                  5,000                   195,050
                                                                                                                         ----------

      Media - 9.08%
        (a)Comcast Corporation ...................................................                  3,000                    98,520
        (a)Time Warner Inc. ......................................................                  7,000                   136,080
                                                                                                                         ----------
                                                                                                                            234,600
                                                                                                                         ----------
      Pharmaceuticals - 3.42%
           Mylan Laboratories ....................................................                  5,000                    88,400
                                                                                                                         ----------

      Semiconductors - 10.02%
        (a)Applied Materials, Inc. ...............................................                  3,000                    51,300
           Intel Corporation .....................................................                  2,000                    46,780
        (a)Novellus Systems, Inc. ................................................                  4,000                   111,560
           Texas Instruments, Inc. ...............................................                  2,000                    49,240
                                                                                                                         ----------
                                                                                                                            258,880
                                                                                                                         ----------
      Software - 6.37%
        (a)Oracle Corporation ....................................................                 12,000                   164,640
                                                                                                                         ----------

      Telecommunications - 20.46%
        (a)Cisco Systems, Inc. ...................................................                 21,000                   405,300
           Nokia OYJ - ADR .......................................................                  7,000                   109,690
        (a)RF Micro Devices, Inc. ................................................                  2,000                    13,680
                                                                                                                         ----------
                                                                                                                            528,670
                                                                                                                         ----------

           Total Common Stocks (Cost $1,796,929) ........................................................                 1,898,120
                                                                                                                         ----------


                                                                                                                        (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Interest      Maturity        Value
                                                                                Principal       Rate          Date         (note 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 20.48%

      A T & T Corporation ............................................          $ 50,000       7.500%       06/01/06     $   52,625
      Anheuser-Busch Companies, Inc. .................................            25,000       9.000%       12/01/09         30,315
      Archer Daniels Midland Corporation .............................            25,000       8.875%       04/15/11         31,089
      BellSouth Telecommunications ...................................            50,000       7.000%       02/01/05         50,169
      General Electric Capital Corporation ...........................           100,000       8.750%       05/21/07        112,032
      Pacific Bell ...................................................           100,000       6.250%       03/01/05        100,610
      Wal-Mart Stores, Inc. ..........................................           150,000       8.875%       06/29/11        152,445
                                                                                                                         ----------

           Total Corporate Obligations (Cost $500,679) ..................................................                   529,285
                                                                                                                         ----------

                                                                                                  Shares
                                                                                                  ------
INVESTMENT COMPANIES - 6.66%

      Government and Agency Portfolio - AIM Institutional Class .....................              47,735                    47,735
      Liquid Assets Portfolio - AIM Institutional Class .............................             124,273                   124,273
                                                                                                                         ----------

           Total Investment Companies (Cost $172,008) ...............................                                       172,008
                                                                                                                         ----------

Total Value of Investments (Cost $2,469,616 (b)) ....................................              100.59 %              $2,599,413
Liabilities in Excess of Assets .....................................................               (0.59)%                 (15,329)
                                                                                                  -------                ----------
      Net Assets ....................................................................              100.00 %              $2,584,084
                                                                                                  =======                ==========



     (a)  Non-income producing investment.

     (b)  Aggregate  cost  for  financial reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation .......................................................                 $ 582,843
          Aggregate gross unrealized depreciation .......................................................                  (453,046)
                                                                                                                          ---------

                Net unrealized appreciation .............................................................                 $ 129,797
                                                                                                                          =========



The following acronym is used in this portfolio:

     ADR - American Depository Receipt



                                                                                                                        (Continued)


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)


Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national  market  system are  valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the  over-the-counter  market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily  available or which cannot be accurately  valued using the Fund's normal  pricing  procedures,  if any, are valued following procedures approved by the Trustees.  Securities and assets for which representative market quotations are not readily  available  (e.g.,  if the exchange on which the portfolio  security is  principally  traded closes early or if trading of the  particular  portfolio  security is halted  during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that portfolio  security using the Fund's normal  pricing  procedures.  Instruments  with maturities of 60 days or less are valued at amortized cost, which  approximates  market value.  Short-term  investments are valued at cost, which approximates value.


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Interest      Maturity        Value
                                                                                Principal       Rate          Date         (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.87%

      A.I.D. - Equador ...........................................             $   51,220       7.050%      05/01/15     $   57,884
      A.I.D. - Isreal ............................................                700,000       5.500%      12/04/23        731,604
      A.I.D. - Ivory Coast .......................................                100,075       8.100%      12/01/06        105,379
      A.I.D. - Peru ..............................................                 62,694       8.350%      01/01/07         62,931
      Alter Barge Line Title XI ..................................                292,000       6.000%      03/01/26        315,372
      Amethyst Title XI ..........................................                766,668       4.390%      04/15/16        768,562
      Federal Agricultural Mortgage Corporation
           Series AM-1003 ........................................                435,611       6.740%      04/25/13        456,250
      Federal National Mortgage Association ......................                650,000       4.125%      04/15/14        629,985
      Federal National Mortgage Association
           REMIC Trust 2003-T1 ...................................                298,281       3.807%      11/25/12        296,290
      Government National Mortgage Association
           REMIC Trust 2001-12 ...................................                578,996       5.510%      01/16/15        595,925
           REMIC Trust 2001-34 ...................................                 63,008       5.449%      11/16/15         64,665
           REMIC Trust 2001-44 ...................................                 18,811       5.204%      10/16/14         18,972
           REMIC Trust 2002-83 ...................................                259,170       3.313%      04/16/17        257,548
           REMIC Trust 2002-85 ...................................                 73,950       3.293%      11/16/18         73,889
           REMIC Trust 2002-9 ....................................                 43,709       4.691%      06/16/16         44,215
           REMIC Trust 2002-94 ...................................                234,172       3.500%      12/16/18        234,505
           REMIC Trust 2003-16 ...................................                438,750       3.130%      04/16/16        433,805
           REMIC Trust 2003-22 ...................................                187,148       2.750%      06/16/21        183,926
           REMIC Trust 2003-36 ...................................              1,029,809       2.933%      10/16/20      1,010,864
           REMIC Trust 2003-38 ...................................                 26,367       1.931%      04/16/20         26,335
           REMIC Trust 2003-59 ...................................              1,329,513       2.274%      07/16/18      1,275,374
           REMIC Trust 2003-72 ...................................                717,242       4.356%      02/16/30        723,271
      Matson Navigation Company, Inc. Title XI ...................                624,000       5.337%      09/04/28        641,260
      Perforadora Cent SA de CV Shipping Title XI ................                420,011       5.240%      12/15/18        433,573
      Private Export Funding Corp NT-Q ...........................                600,000       3.400%      02/15/08        597,883
      Private Export Funding Corp NT-P ...........................                650,000       5.685%      05/15/12        704,265
      Rowan Companies, Inc. Title XI .............................                642,856       2.800%      10/20/13        611,710
      Small Business Administration
           Series 1992-20H .......................................                102,983       7.400%      08/01/12        108,861
           Series 1995-20L .......................................                179,013       6.450%      12/01/15        188,451
           Series 1997-20A .......................................                232,043       7.150%      01/01/17        248,255
           Series 1998-20B .......................................                492,632       6.150%      02/01/18        519,701
           Series 2001-20A .......................................                579,731       6.290%      01/01/21        621,984
           Series 2002-10A .......................................                706,383       5.350%      01/01/12        726,538
           Series 2002-10B .......................................                841,438       5.300%      03/01/12        865,075
           Series 2002-10F .......................................                398,953       3.940%      11/01/12        398,759
           Series 2002-20J .......................................                881,409       4.750%      10/01/22        887,558


                                                                                                                        (Continued)



                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Interest      Maturity        Value
                                                                                Principal       Rate          Date         (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (Continued)

      Small Business Administration
           Series 2003-10B .................................................   $  560,813      3.390%       03/01/13    $   550,864
           Series 2003-10C .................................................      571,394      3.530%       05/01/13        562,856
           Series 2003-20C .................................................      227,770      4.500%       03/01/23        225,891
           Series 2003-20D .................................................      611,828      4.760%       04/01/23        615,222
           Series 2003-20E .................................................      599,736      4.640%       05/01/23        598,880
           Series 2003-20F .................................................    1,098,768      4.070%       06/01/23      1,057,595
           Series 2003-20I .................................................      763,384      5.130%       09/01/23        780,902
      Sterling Equipment, Inc. Title XI ....................................      200,483      6.125%       09/28/19        220,810
                                                                                                                        -----------

           Total U.S. Government and Agency Obligations (Cost $20,630,498) ..............................                20,534,444
                                                                                                                        -----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 0.80%

      Federal Housing Authority Project Loan
           Downtowner Apartments ...........................................      101,790      8.375%       11/01/11        111,550
           Reilly #046 .....................................................       57,063      6.513%       06/01/14         58,993
           USGI #87 ........................................................       95,310      7.430%       08/01/23         99,167
                                                                                                                        -----------

           Total U.S. Government Insured Obligations (Cost $255,888) ....................................                   269,710
                                                                                                                        -----------

CORPORATE ASSET-BACKED SECURITIES - 16.52%

      Atlantic City Electric Funding Series 2002-1 A1 ......................      103,485      2.890%       07/20/10        102,567
      Atlantic City Electric Funding Series 2002-1 A3 ......................      800,000      4.910%       07/20/17        817,762
      California Infrastructure SCE Series 1997-1 ..........................      429,692      6.380%       09/25/08        443,009
      California Infrastructure SDG&E Series 1997-1 ........................      250,000      6.370%       12/26/09        266,792
      CenterPoint Energy Transition Bond Co. 2001-1 ........................      460,000      4.760%       09/15/09        470,147
      Connecticut RRB Series 2001-1 A2 .....................................       36,019      5.360%       03/30/07         36,277
      Connecticut RRB Series 2001-1 A5 .....................................      365,000      6.210%       12/30/11        399,200
      Consumer Funding 2001-1 ..............................................      300,000      4.980%       04/20/12        311,765
      Detroit Edison Securitization Funding 2001-1 .........................      100,000      6.190%       03/01/13        109,610
      Illinois Power Trust Series 1998-1 ...................................      200,000      5.540%       06/25/09        206,567
      Massachusetts RBB Trust 1999-1 .......................................      200,000      7.030%       03/15/12        223,378
      Massachusetts RBB Trust 2001-1 .......................................      592,687      6.530%       06/01/15        646,893
      PECO Energy Bonds Series 2000-A ......................................      250,000      7.625%       03/01/10        284,110
      PP&L Transition Bonds Series 1999-1 ..................................      350,000      7.150%       06/25/09        386,575
      Public Service New Hampshire Series 2001-1 A3 ........................      780,000      6.480%       05/01/15        867,987
                                                                                                                        -----------

           Total Corporate Asset-Backed Securities (Cost $5,630,025) ....................................                 5,572,639
                                                                                                                        -----------


                                                                                                                        (Continued)


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Interest      Maturity        Value
                                                                                Principal       Rate          Date         (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 19.80%

      Arkansas Electric Cooperative Corporation ............................   $  241,000      7.330%       06/30/08    $   257,925
      Burlington Northern and Santa Fe Railway Co. .........................      637,420      6.230%       07/02/18        682,033
      Continental Airlines Inc. ............................................      700,213      7.707%       04/02/21        698,230
      CSX Corporation ......................................................      300,000      6.550%       06/15/13        336,560
      Delta Airlines .......................................................      702,931      6.718%       01/02/23        733,566
      FedEx Corporation ....................................................      132,950      7.650%       01/15/22        157,343
      Ford Motor Credit Co. ................................................      700,000      7.375%       02/01/11        754,426
      General American Transportation ......................................      150,000      8.235%       02/24/05        150,908
      General Motors Acceptance Corp. ......................................      700,000      6.875%       09/15/11        717,355
      National Rural Utilities Co-op .......................................      750,000      3.875%       02/15/08        752,990
      Norfolk Southern Railway Company .....................................      250,000      5.950%       04/01/08        266,323
      Southwest Airlines Co Series 2001-1 ..................................      488,282      5.100%       05/01/06        498,024
      Union Pacific ETC Corporation ........................................      575,000      4.698%       01/02/24        560,625
      Union Pacific Railroad Company .......................................      100,000      6.630%       01/27/22        112,559
                                                                                                                        -----------

           Total Corporate Obligations (Cost $6,761,850) ................................................                 6,678,867
                                                                                                                        -----------

 PRIVATE INVESTMENT COMPANY - 0.68%                                                           Shares
                                                                                              ------

(b) Pamlico Enhanced Cash Trust..........................................................     230,936                       230,936
           (Cost $230,936)                                                                                              -----------

Total Value of Investments (Cost $33,509,197 (c)) .......................................................      98.67 %  $33,286,596
Other Assets less Liabilities ...........................................................................       1.33 %      448,013
                                                                                                              ------    -----------
      Net Assets ........................................................................................     100.00 %  $33,734,609
                                                                                                              ======    ===========


     (a)  Non-income producing investment.

     (b)  Restricted  security.  These  securities are  purchased and redeemed on a continuous  basis as part of a short-term  cash investment  program.  The program allows participants to purchase and redeem these  securities on demand and,  therefore, carrying value per unit is the same as cost.

     (c)  Aggregate  cost  for  financial reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

          Aggregate gross unrealized appreciation .......................................................               $   272,779
          Aggregate gross unrealized depreciation .......................................................                  (495,380)
                                                                                                                        -----------

               Net unrealized depreciation ..............................................................               $ (222,601)
                                                                                                                        ===========


                                                                                                                        (Continued)



                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national  market  system are  valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the  over-the-counter  market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily  available or which cannot be accurately  valued using the Fund's normal  pricing  procedures,  if any, are valued following procedures approved by the Trustees.  Securities and assets for which representative market quotations are not readily  available  (e.g.,  if the exchange on which the portfolio  security is  principally  traded closes early or if trading of the  particular  portfolio  security is halted  during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio  security's "fair value" price may differ from the price next available for that portfolio  security using the Fund's normal  pricing  procedures.  Instruments  with maturities of 60 days or less are valued at amortized cost, which  approximates  market value.  Short-term  investments are valued at cost, which approximates value.



                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.59%

      Aerospace / Defense - 0.92%
           Lockheed Martin Corporation .........................................                    2,300               $   127,765
                                                                                                                        -----------

      Automobile & Components - 3.10%
        (a)Advance Auto Parts ..................................................                    3,200                   139,776
           Harley-Davidson, Inc. ...............................................                    4,800                   291,600
                                                                                                                        -----------
                                                                                                                            431,376
                                                                                                                        -----------
      Capital Goods & Services - 9.67%
           Danaher Corp. .......................................................                    5,000                   287,050
           General Electric Co. ................................................                    7,300                   266,450
           Illinois Tool Works Inc. ............................................                    3,600                   333,648
           Tyco International Ltd. .............................................                   12,900                   461,046
                                                                                                                        -----------
                                                                                                                          1,348,194
                                                                                                                        -----------
      Commercial Services - 1.00%
           Paychex Inc. ........................................................                    4,100                   139,728
                                                                                                                        -----------

      Distribution / Wholesale - 2.00%
           Fastenal Company ....................................................                    3,414                   210,166
           United Parcel Service Inc. ..........................................                      800                    68,368
                                                                                                                        -----------
                                                                                                                            278,534
                                                                                                                        -----------

      Diversified Financials - 11.20%
           American Express Company ............................................                    6,800                   383,316
           Citigroup Inc. ......................................................                    9,000                   433,620
           Legg Mason, Inc. ....................................................                    4,050                   296,703
           T. Rowe Price Group Inc. ............................................                    3,000                   186,600
           The Goldman Sachs Group, Inc. .......................................                    2,500                   260,100
                                                                                                                        -----------
                                                                                                                          1,560,339
                                                                                                                        -----------
      Educational Services - 2.16%
        (a)Apollo Group, Inc. ..................................................                    1,900                   153,349
        (a)Career Education Corporation ........................................                    3,700                   148,000
                                                                                                                        -----------
                                                                                                                            301,349
                                                                                                                        -----------
      Energy - 1.13%
        (a)Smith International, Inc. ...........................................                    2,900                   157,789
                                                                                                                        -----------

      Food Distribution - 1.01%
           Sysco Corporation ...................................................                    3,700                   141,229
                                                                                                                        -----------


                                                                                                                        (Continued)



                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Health Care Equipment & Services - 6.66%
        (a)Boston Scientific Corporation .......................................                    6,200               $   220,410
           Health Management Associates, Inc. ..................................                   13,500                   306,720
           Omnicare, Inc. ......................................................                    3,300                   114,246
           Stryker Corporation .................................................                    3,200                   154,400
        (a)Zimmer Holdings, Inc. ...............................................                    1,652                   132,358
                                                                                                                        -----------
                                                                                                                            928,134
                                                                                                                        -----------
      Hotels, Restaurants & Leisure - 3.30%
           Carnival Corporation ................................................                    5,420                   312,355
           Royal Caribbean Ltd. ................................................                    2,700                   146,988
                                                                                                                        -----------
                                                                                                                            459,343
                                                                                                                        -----------
      Media - 1.91%
           Viacom Inc. .........................................................                    7,300                   265,647
                                                                                                                        -----------

      Oil and Gas Services - 1.44%
           Schlumberger Ltd. ...................................................                    3,000                   200,850
                                                                                                                        -----------

      Pharmaceuticals & Biotechnology - 7.20%
        (a)Amgen Inc. ..........................................................                    2,800                   179,620
           Eli Lilly & Company .................................................                    4,300                   244,025
        (a)Genzyme Corp. .......................................................                    1,200                    69,684
        (a)Gilead Sciences Inc. ................................................                    5,200                   181,948
           Pfizer Inc. .........................................................                   12,200                   328,058
                                                                                                                        -----------
                                                                                                                          1,003,335
                                                                                                                        -----------
      Retailing - 15.38%
           Best Buy ............................................................                    2,100                   124,782
        (a)Coach Inc. ..........................................................                    3,445                   194,298
           Costco Wholesale Corporation ........................................                    5,400                   261,414
           Lowe's Companies, Inc. ..............................................                    6,000                   345,540
           Staples, Inc. .......................................................                    5,000                   168,550
           The TJX Companies, Inc. .............................................                   13,800                   346,794
           Tiffany & Co. .......................................................                    6,400                   204,608
           Walgreen Co. ........................................................                    2,500                    95,925
           Wal-Mart Stores, Inc. ...............................................                    4,100                   216,562
        (a)Williams-Sonoma Inc. ................................................                    5,300                   185,712
                                                                                                                        -----------
                                                                                                                          2,144,185
                                                                                                                        -----------

                                                                                                                        (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Software & Services - 10.30%
        (a)eBay Inc. ...........................................................                    2,700               $   313,956
        (a)Electronic Arts, Inc. ...............................................                    3,900                   240,552
           First Data Corporation ..............................................                    5,300                   225,462
        (a)Intuit Inc. .........................................................                    3,500                   154,035
        (a)Mercury Interactive Corp. ...........................................                    3,100                   141,205
           Microsoft Corporation ...............................................                   13,300                   355,243
        (a)Zebra Technologies Corp. ............................................                      100                     5,628
                                                                                                                        -----------
                                                                                                                          1,436,081
                                                                                                                        -----------
      Technology Hardware & Equipment - 17.26%
        (a)Altera Corporation ..................................................                    7,100                   146,970
           Analog Devices, Inc. ................................................                    4,200                   155,064
        (a)Applied Materials, Inc. .............................................                    9,500                   162,450
        (a)Cisco Systems, Inc. .................................................                   21,200                   409,160
        (a)Dell Computer Corporation ...........................................                    8,100                   341,334
        (a)EMC Corporation .....................................................                    9,500                   141,265
        (a)Flextronics International, Ltd. .....................................                   14,800                   204,536
           Intel Corporation ...................................................                   12,300                   287,697
        (a)Jabil Circuit, Inc. .................................................                    7,100                   181,618
           Texas Instruments, Inc. .............................................                   10,100                   248,662
           Xilinx, Inc. ........................................................                    4,300                   127,495
                                                                                                                        -----------
                                                                                                                          2,406,251
                                                                                                                        -----------
      Telecommunications Equipment - 0.95%
           Molex Inc. ..........................................................                    4,400                   132,000
                                                                                                                        -----------

           Total Common Stocks (Cost $11,382,408) .......................................................                13,462,129
                                                                                                                        -----------

PRIVATE INVESTMENT COMPANY - 3.45%

      (b)  Pamlico Enhanced Cash Trust .........................................                  481,275                   481,275
                       (Cost $481,275)                                                                                  -----------

Total Value of Investments (Cost $11,863,683 (c)) ..............................                   100.04 %             $13,943,404
Liabilities In Excess of Other Assets ..........................................                    (0.04)%                  (6,337)
                                                                                                  -------              ------------
      Net Assets ...............................................................                   100.00 %             $13,937,067
                                                                                                  =======              ============


                                                                                                                        (Continued)


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)



     (a)  Non-income producing investment.

     (b)  Restricted  security.  These  securities are  purchased and redeemed on a continuous  basis as part of a short-term  cash investment  program.  The program allows participants to purchase and redeem these  securities on demand and,  therefore, carrying value per unit is the same as cost.

     (c)  Aggregate  cost  for  financial reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation .......................................................               $ 2,604,763
          Aggregate gross unrealized depreciation .......................................................                  (525,042)
                                                                                                                        -----------

                    Net unrealized appreciation .........................................................               $ 2,079,721
                                                                                                                        ===========

Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national  market  system are valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter  market and listed securities for which no sale was  reported  on that  date are  valued at the most  recent  bid  price.  Securities  for which  market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing  procedures,  if any, are valued  following  procedures  approved by the Trustees.  Securities and assets for which  representative  market quotations are not readily available (e.g., if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ  from the price  next  available  for that  portfolio  security  using the Fund's  normal  pricing  procedures.
         Instruments with maturities of 60 days or less are valued at amortized cost, which approximates  market value.  Short-term investments are valued at cost, which approximates value.



                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 75.50%

      Aerospace / Defense - 0.73%
           Lockheed Martin Corporation .........................................                    1,920               $   106,656
                                                                                                                        -----------

      Automobiles & Components - 2.12%
        (a)Advance Auto Parts ..................................................                    2,300                   100,464
           Harley-Davidson, Inc. ...............................................                    3,460                   210,195
                                                                                                                        -----------
                                                                                                                          310,659
                                                                                                                        -----------
      Capital Goods & Services - 7.47%
           Danaher Corp. .......................................................                    3,900                   223,899
           General Electric Co. ................................................                    5,900                   215,350
           Illinois Tool Works Inc. ............................................                    2,075                   192,311
           Tyco International Ltd. .............................................                   12,900                   461,046
                                                                                                                        -----------
                                                                                                                        1,092,606
                                                                                                                        -----------
      Commercial Services - 0.77%
           Paychex Inc. ........................................................                    3,300                   112,464
                                                                                                                        -----------

      Distribution / Wholesale - 1.38%
           Fastenal Company ....................................................                    2,458                   151,314
           United Parcel Service Inc. ..........................................                      600                    51,276
                                                                                                                        -----------
                                                                                                                            202,590
                                                                                                                        -----------
      Diversified Financials - 7.47%
           American Express Company ............................................                    5,000                   281,850
           Citigroup Inc. ......................................................                    6,396                   308,159
           Legg Mason Inc. .....................................................                    2,685                   196,703
           T. Rowe Price Group Inc. ............................................                    2,095                   130,309
           The Goldman Sachs Group, Inc. .......................................                    1,700                   176,868
                                                                                                                        -----------
                                                                                                                          1,093,889
                                                                                                                        -----------
      Educational Services - 1.65%
        (a)Apollo Group, Inc. ..................................................                    1,400                   112,994
        (a)Career Education Corporation ........................................                    3,200                   128,000
                                                                                                                        -----------
                                                                                                                          240,994
                                                                                                                        -----------
      Energy - 0.81%
        (a)Smith International, Inc. ...........................................                    2,170                   118,069
                                                                                                                        -----------

      Food Distribution - 0.70%
           Sysco Corporation ...................................................                    2,680                   102,296
                                                                                                                        -----------


                                                                                                                        (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Health Care Equipment & Services - 6.24%
        (a)Boston Scientific Corporation .......................................                    4,420               $   157,131
           Health Management Associates, Inc. ..................................                   15,250                   346,480
           Omnicare, Inc. ......................................................                    5,100                   176,562
           Stryker Corporation .................................................                    2,520                   121,590
        (a)Zimmer Holdings, Inc. ...............................................                    1,382                   110,726
                                                                                                                        -----------
                                                                                                                            912,489
                                                                                                                        -----------
      Hotels Restaurants & Leisure - 2.77%
           Carnival Corporation ................................................                    4,300                   247,809
           Royal Caribbean Cruises Ltd. ........................................                    2,900                   157,876
                                                                                                                        -----------
                                                                                                                            405,685
                                                                                                                        -----------
      Media - 1.32%
           Viacom Inc. .........................................................                    5,300                   192,867
                                                                                                                        -----------

      Oil and Gas Services - 1.10%
           Schlumberger Ltd. ...................................................                    2,400                   160,680
                                                                                                                        -----------

      Pharmaceuticals & Biotechnology - 5.77%
        (a)Amgen, Inc. .........................................................                    2,260                   144,979
           Eli Lilly & Company .................................................                    3,100                   175,925
        (a)Genzyme Corp. .......................................................                    2,200                   127,754
        (a)Gilead Sciences Inc. ................................................                    4,100                   143,459
           Pfizer, Inc. ........................................................                    9,360                   251,690
                                                                                                                        -----------
                                                                                                                            843,807
                                                                                                                        -----------
      Retailing - 13.22%
           Best Buy Co. Inc. ...................................................                    1,700                   101,014
        (a)Coach Inc. ..........................................................                    3,845                   216,858
           Costco Wholesale Corporation ........................................                    3,950                   191,220
           Lowe's Companies, Inc. ..............................................                    4,370                   251,668
           Staples, Inc. .......................................................                    3,800                   128,098
           The TJX Companies, Inc. .............................................                   13,560                   340,763
           Tiffany & Co. .......................................................                    5,070                   162,088
           Walgreen Co. ........................................................                    2,000                    76,740
           Wal-Mart Stores, Inc. ...............................................                    6,030                   318,505
        (a)Williams-Sonoma Inc. ................................................                    4,200                   147,168
                                                                                                                        -----------
                                                                                                                          1,934,122
                                                                                                                        -----------


                                                                                                                        (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Software & Services - 8.37%
        (a)eBay Inc. ...........................................................                    2,100               $   244,188
        (a)Electronic Arts Inc. ................................................                    4,400                   271,392
           First Data Corporation ..............................................                    4,000                   170,160
        (a)Intuit Inc. .........................................................                    2,400                   105,624
        (a)Mercury Interactive Corp. ...........................................                    2,400                   109,320
           Microsoft Corporation ...............................................                   11,920                   318,383
        (a)Zebra Technologies Corp. ............................................                      100                     5,628
                                                                                                                        -----------
                                                                                                                          1,224,695
                                                                                                                        -----------
      Technology Hardware & Equipment - 12.95%
        (a)Altera Corporation ..................................................                    5,080                   105,156
           Analog Devices, Inc. ................................................                    4,110                   151,741
        (a)Applied Materials, Inc. .............................................                    6,810                   116,451
        (a)Cisco Systems, Inc. .................................................                   15,340                   296,062
        (a)Dell Computer Corporation ...........................................                    5,830                   245,676
        (a)EMC Corporation .....................................................                    6,870                   102,157
        (a)Flextronics International, Ltd. .....................................                   19,100                   263,962
           Intel Corporation ...................................................                    9,010                   210,744
        (a)Jabil Circuit, Inc. .................................................                    5,110                   130,714
           Texas Instruments, Inc. .............................................                    7,280                   179,234
           Xilinx, Inc. ........................................................                    3,120                    92,508
                                                                                                                        -----------
                                                                                                                          1,894,405
                                                                                                                        -----------
      Telecommunications Equipment - 0.66%
           Molex Inc. ..........................................................                    3,200                    96,000
                                                                                                                        -----------


           Total Common Stocks (Cost $9,471,919) ........................................................                11,044,973
                                                                                                                        -----------

                                                                                                 Interest    Maturity
                                                                                    Principal      Rate        Date
                                                                                    ---------    ---------   ---------
U.S. GOVERNMENT OBLIGATIONS - 2.12%

      United States Treasury Note ..............................................    $100,000      7.500%      02/15/05      100,664
      United States Treasury Note ..............................................      20,000      8.000%      11/15/21       27,454
      United States Treasury Note ..............................................      20,000      6.250%      08/15/23       23,415
      Freddie Mac ..............................................................     155,000      5.950%      01/19/06      159,583
                                                                                                                        -----------

           Total U.S. Government Obligations (Cost $296,585) ............................................                   311,116
                                                                                                                        -----------


                                                                                                                        (Continued)


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Interest      Maturity        Value
                                                                                Principal       Rate          Date         (note 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 12.84%

      Bank of America Corporation ..........................................   $ 15,000        6.875%      02/15/05     $    15,067
      Boston Edison Company ................................................     60,000        7.800%      05/15/10          70,284
      Chase Manhattan Corporation ..........................................     45,000        6.500%      08/01/05          45,899
      Coca-Cola Co. ........................................................    200,000        5.750%      03/15/11         216,076
      Dow Chemical .........................................................    170,000        7.375%      11/01/29         206,258
      Dow Chemical Capital Debentures ......................................     15,000        9.200%      06/01/10          18,153
      El Paso Energy .......................................................    200,000        6.950%      12/15/07         209,500
      Ford Motor Company ...................................................    170,000        6.375%      02/01/29         152,989
      Historic TW Inc. .....................................................     35,000        9.150%      02/01/23          46,899
      ITT Corporation ......................................................     95,000        7.375%      11/15/15         105,688
      Nalco Chemical .......................................................     50,000        6.250%      05/15/08          50,500
      Pharmacia Corporation ................................................     95,000        6.210%      02/05/08         101,445
      Safeway, Inc. ........................................................    170,000        6.150%      03/01/06         175,348
      Sears Roebuck Acceptance .............................................    170,000        7.000%      02/01/11         181,428
      U.S.F. & G. Corporation ..............................................     90,000        7.125%      06/01/05          91,335
      Wachovia Corp. .......................................................    100,000        7.450%      07/15/05         102,320
      Wal-Mart Stores, Inc. ................................................     80,000        8.070%      12/21/12          89,962
                                                                                                                        -----------

           Total Corporate Obligations (Cost $1,750,255) ................................................                 1,879,151
                                                                                                                        -----------

                                                                                                  Shares
                                                                                                  ------
INVESTMENT COMPANY - 4.52%

      Merrimac Cash Series Trust ...........................................                      660,739                   660,739
           (Cost $660,739)                                                                                              -----------

PRIVATE INVESTMENT COMPANY - 4.52%

(b) Pamlico Enhanced Cash Trust ............................................                      660,739                   660,739
           (Cost $660,739)                                                                                              -----------

Total Value of Investments (Cost $12,840,237 (c)) .......................................................     99.50 %   $14,556,718
Other Assets Less Liabilities ...........................................................................      0.50 %        72,756
                                                                                                             ------     -----------
      Net Assets ........................................................................................    100.00 %   $14,629,474
                                                                                                             ======     ===========


                                                                                                                        (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)



     (a)  Non-income producing investment.

     (b)  Restricted  security.  These securities  are  purchased and redeemed on a continuous  basis as part of a short-term  cash investment  program.  The program allows participants to purchase and redeem these  securities on demand and,  therefore, carrying value per unit is the same as cost.

     (c)  Aggregate  cost  for  financial reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

          Aggregate gross unrealized appreciation .......................................................               $ 2,138,790
          Aggregate gross unrealized depreciation .......................................................                  (422,309)
                                                                                                                        -----------

                     Net unrealized appreciation ........................................................               $ 1,716,481
                                                                                                                        ===========

Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national  market  system are valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter  market and listed securities for which no sale was  reported  on that  date are  valued at the most  recent  bid  price.  Securities  for which  market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing  procedures,  if any, are valued  following  procedures  approved by the Trustees.  Securities and assets for which  representative  market quotations are not readily available (e.g., if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ  from the price  next  available  for that  portfolio  security  using the Fund's  normal  pricing  procedures.
         Instruments with maturities of 60 days or less are valued at amortized cost, which approximates  market value.  Short-term investments are valued at cost, which approximates value.


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                  Shares                   (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.66%

      Business Services - 18.95%
           Acxiom Corporation ..................................................                  686,300              $ 18,049,690
           Catalina Marketing Corporation ......................................                  585,200                17,339,476
      (a)  Concur Technologies Inc. ............................................                1,361,715                12,132,881
           Fair Isaac Corporation ..............................................                  422,325                15,490,881
      (a)  Macrovision Corporation .............................................                  651,045                16,744,877
      (a)  PDI, Inc. ...........................................................                  263,000                 5,859,640
      (a)  ScanSoft, Inc. ......................................................                1,995,974                 8,363,131
      (a)  SPSS Inc. ...........................................................                  748,400                11,704,976
      (a)  Transaction Systems Architects, Inc. ................................                  868,800                17,245,680
                                                                                                                       ------------
                                                                                                                        122,931,232
                                                                                                                       ------------
      Consumer Related - 6.30%
      (a)  Digital Theater Systems Inc. ........................................                  816,740                16,440,976
      (a)  Green Mountain Coffee Roasters, Inc. ................................                  389,997                 9,788,925
      (a)  Panera Bread Company ................................................                  175,200                 7,064,064
      (a)  The Cheesecake Factory Incorporated .................................                  233,625                 7,585,804
                                                                                                                       ------------
                                                                                                                         40,879,769
                                                                                                                       ------------
      Industrial Products & Systems - 23.78%
      (a)  ANSYS, Inc. .........................................................                  731,100                23,439,066
           Cognex Corporation ..................................................                  768,800                21,449,520
      (a)  CUNO Incorporated ...................................................                  321,900                19,120,860
      (a)  Dionex Corporation ..................................................                  326,300                18,491,421
      (a)  FEI Company .........................................................                  938,000                19,698,000
      (a)  FLIR Systems, Inc. ..................................................                  330,497                21,082,403
      (a)  Symyx Technologies ..................................................                1,030,947                31,010,886
                                                                                                                       ------------
                                                                                                                        154,292,156
                                                                                                                       ------------
      Information / Knowledge Management - 14.20%
           American Software, Inc. .............................................                  150,300                   906,309
      (a)  Cerner Corporation ..................................................                   43,900                 2,334,163
      (a)  Concord Communications, Inc. ........................................                  576,200                 6,384,296
      (a)  Datastream Systems, Inc. ............................................                  438,500                 3,038,805
      (a)  Dendrite International, Inc. ........................................                1,111,560                21,564,264
      (a)  Manhattan Associates Inc. ...........................................                  788,900                18,838,932
      (a)  NetScout Systems, Inc. ..............................................                  939,600                 6,558,408
      (a)  RadiSys Corporation .................................................                1,117,400                21,845,170
      (a)  Tollgrade Communications, Inc. ......................................                  804,100                 9,842,184
      (a)  Tripos, Inc. ........................................................                  148,900                   793,637
                                                                                                                       ------------
                                                                                                                         92,106,168
                                                                                                                       ------------



                                                                                                                        (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                  Shares                   (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Medical / Healthcare - 24.75%
      (a)  Advanced Neuromodulation Systems Inc. ...............................                  345,500              $ 13,633,430
      (a)  Affymetrix, Inc. ....................................................                  832,200                30,416,910
      (a)  Bruker BioSciences Corp. ............................................                  887,500                 3,576,625
           Diagnostic Products Corp. ...........................................                  375,300                20,660,265
      (a)  Gene Logic Inc. .....................................................                1,760,100                 6,477,168
      (a)  Human Genome Sciences, Inc. .........................................                1,117,200                13,428,744
      (a)  Incyte Corporation ..................................................                1,140,900                11,397,591
      (a)  Molecular Devices Corp. .............................................                1,024,250                20,587,425
      (a)  Specialty Laboratories, Inc. ........................................                1,712,442                18,905,360
      (a)  Techne Corporation ..................................................                  485,350                18,880,115
      (a)  Ventana Medical Systems, Inc. .......................................                   40,200                 2,572,398
                                                                                                                       ------------
                                                                                                                        160,536,031
                                                                                                                       ------------
      Pharmaceuticals - 8.68%
      (a)  Accelrys Inc. .......................................................                  931,553                 7,266,113
      (a)  Albany Molecular Research, Inc. .....................................                  960,550                10,700,527
      (a)  Kendle International Inc. ...........................................                  163,500                 1,438,800
           Medicis Pharmaceutical Corp. ........................................                  391,800                13,756,098
      (a)  Pharmacopeia Drug Discovery, Inc. ...................................                  465,776                 2,789,998
      (a)  Serologicals Corp. ..................................................                  921,200                20,376,944
                                                                                                                       ------------
                                                                                                                         56,328,480
                                                                                                                       ------------

      Total Common Stocks (Cost $530,927,039) ...........................................................               627,073,836
                                                                                                                       ------------

PRIVATE INVESTMENT COMPANY - 2.04%

      (b)  Pamlico Enhanced Cash Trust .........................................               13,197,385                13,197,385
              (Cost $13,197,385)                                                                                       ------------


Total Value of Investments (Cost $544,124,424 (c)) ............................................             98.70 %    $640,271,221
Other Assets Less Liabilities .................................................................              1.30 %       8,449,032
                                                                                                           ------      ------------
      Net Assets ..............................................................................            100.00 %    $648,720,253
                                                                                                           ======      ============

     (a)  Non-income producing investment.

     (b)  Restricted  security.  These  securities are  purchased and redeemed on a continuous  basis as part of a short-term  cash investment  program.  The program allows participants to purchase and redeem these  securities on demand and,  therefore, carrying value per unit is the same as cost.

     (c)  Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



                                                                                                                        (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)



         Aggregate gross unrealized appreciation ........................................................              $156,069,557
         Aggregate gross unrealized depreciation ........................................................               (59,922,760)
                                                                                                                       ------------

                     Net unrealized appreciation ........................................................              $ 96,146,797
                                                                                                                       ============

Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national  market  system are valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter  market and listed securities for which no sale was  reported  on that  date are  valued at the most  recent  bid  price.  Securities  for which  market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing  procedures,  if any, are valued  following  procedures  approved by the Trustees.  Securities and assets for which  representative  market quotations are not readily available (e.g., if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ  from the price  next  available  for that  portfolio  security  using the Fund's  normal  pricing  procedures.
         Instruments with maturities of 60 days or less are valued at amortized cost, which approximates  market value.  Short-term investments are valued at cost, which approximates value.


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.17%

          Australian Equities - 3.77%
               McGuigan Simeon Wines Limited ...........................................           38,000               $   168,010
               Westpac Banking Corporation .............................................           13,700                   208,947
                                                                                                                        -----------
                                                                                                                            376,957
                                                                                                                        -----------
          Belgium Equity - 2.24%
               Dexia ...................................................................            9,770                   224,232
                                                                                                                        -----------

          Bermuda Equities - 4.15%
               Axis Capital Holdings Limited - ADR .....................................            3,810                   104,242
               Endurance Specialty Holdings Limited - ADR ..............................            2,825                    96,615
               Willis Group Holdings Limited - ADR .....................................            5,200                   214,084
                                                                                                                        -----------
                                                                                                                            414,941
                                                                                                                        -----------
          Canadian Equities - 4.96%
          (a)  Patheon, Inc. ...........................................................           20,500                   146,294
               Royal Bank of Canada - ADR ..............................................            3,650                   195,056
          (a)  SunOpta, Inc. - ADR .....................................................           21,600                   155,088
                                                                                                                        -----------
                                                                                                                            496,438
                                                                                                                        -----------
          Chinese Equity - 1.53%
               Travelsky Technology Limited ............................................          188,900                   153,107
                                                                                                                        -----------

          Danish Equity - 2.31%
               Danske Bank A/S .........................................................            7,550                   230,985
                                                                                                                        -----------

          French Equities - 3.51%
               Axa .....................................................................            6,400                   157,825
               Hermes International ....................................................              970                   193,153
                                                                                                                        -----------
                                                                                                                            350,978
                                                                                                                        -----------
          German Equities - 4.69%
               Rhoen-Klinikum AG .......................................................            3,260                   199,875
               Schering AG .............................................................            3,610                   269,225
                                                                                                                        -----------
                                                                                                                            469,100
                                                                                                                        -----------
          Hong Kong Equities - 5.01%
               Esprit Holdings Limited .................................................           60,900                   368,246
               Nam Tai Electronics, Inc. - ADR .........................................            6,950                   133,788
                                                                                                                        -----------
                                                                                                                            502,034
                                                                                                                        -----------
          Indian Equity - 0.89%
               Satyam Computer Services Limited - ADR ..................................            3,700                    89,281
                                                                                                                        -----------

          Ireland Equity - 0.97%
               Paddy Power PLC .........................................................            6,600                    97,135
                                                                                                                        -----------



                                                                                                                        (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

          Israeli Equities - 3.85%
          (a)  Check Point Software Technologies, Ltd. - ADR ...........................            3,600              $     88,668
               Teva Pharmaceutical Industries Ltd. - ADR ...............................            9,950                   297,107
                                                                                                                       ------------
                                                                                                                            385,775
                                                                                                                       ------------
          Italian Equities - 7.36%
               Amplifon SpA ............................................................            5,890                   325,971
               Tod's SpA ...............................................................            3,400                   161,233
               UniCredito Italiano SpA .................................................           43,500                   249,593
                                                                                                                       ------------
                                                                                                                            736,797
                                                                                                                       ------------
          Japanese Equities - 4.41%
               Daito Trust Construction Co., Ltd. ......................................            6,500                   309,070
               Origin Toshu Co., Ltd. ..................................................            5,000                    90,314
               SKY Perfect Communications Inc. .........................................               39                    42,267
                                                                                                                       ------------
                                                                                                                            441,651
                                                                                                                       ------------
          Mexican Equities - 5.71%
               Fomento Economico Mexicano, SA de CV - ADR ..............................            3,050                   160,460
               Grupo Aeroportuario del Sureste, SA de CV - ADR .........................            7,830                   214,150
               Walmart de Mexico, SA de CV .............................................           57,400                   197,275
                                                                                                                       ------------
                                                                                                                            571,885
                                                                                                                       ------------
          Netherlands Equities - 8.39%
               ABN AMRO Holding NV .....................................................            6,138                   162,271
               Akzo Nobel NV ...........................................................            1,730                    73,638
               DSM NV ..................................................................            3,400                   219,620
               Euronext NV .............................................................            6,630                   202,078
               Jetix Europe NV .........................................................            2,800                    53,287
               Phillips Electronics NV .................................................            4,876                   129,040
                                                                                                                       ------------
                                                                                                                            839,934
                                                                                                                       ------------
          Norwegian Equity - 2.39%
               Tandberg ASA ............................................................           19,300                   239,330
                                                                                                                       ------------

          Singapore Equities - 3.66%
          (a)  Flextronics International Ltd. - ADR ....................................            8,000                   110,560
               Singapore Airlines Ltd. .................................................           18,250                   127,474
               Venture Corp. Ltd .......................................................           13,200                   128,595
                                                                                                                       ------------
                                                                                                                            366,629
                                                                                                                       ------------
          Spanish Equity - 1.92%
               Telefonica SA - ADR .....................................................            3,398                   191,987
                                                                                                                       ------------


                                                                                                                        (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

          Swedish Equities - 5.91%
               Clas Ohlson AB .........................................................             9,500              $    178,625
               Nordea AB ..............................................................            21,100                   212,650
               Swedish Match AB .......................................................            17,300                   200,376
                                                                                                                       ------------
                                                                                                                            591,651
                                                                                                                       ------------
          Swiss Equities - 6.07%
               Kaba Holding AG ........................................................               520                   160,775
               Nobel Biocare Holding AG ...............................................             1,265                   228,568
               Synthes, Inc. ..........................................................             1,950                   218,073
                                                                                                                       ------------
                                                                                                                            607,416
                                                                                                                       ------------
          United Kingdom Equities - 12.47%
          (a)  British Sky Broadcasting Group PLC .....................................            19,500                   210,245
               Man Group PLC ..........................................................             8,875                   250,628
               Royal Bank of Scotland Group PLC .......................................             5,833                   196,056
               SABMiller ORD PLC ......................................................            12,700                   210,509
          (a)  Shire Pharmaceuticals Group PLC ........................................            20,150                   211,454
               United Business Media PLC ..............................................            18,438                   169,789
                                                                                                                       ------------
                                                                                                                          1,248,681
                                                                                                                       ------------

               Total Common Stocks (Cost $6,776,343) ....................................................                 9,626,924
                                                                                                                       ------------

PRIVATE INVESTMENT COMPANY - 3.90%

          (b)  Pamlico Enhanced Cash Trust ............................................           390,254                   390,254
               (Cost $390,254)                                                                                         ------------



Total Value of Investments (Cost $7,166,597 (c)) ........................................................   100.07 %   $ 10,017,178
Liabilities in Excess of Other Assets ...................................................................    (0.07)%         (6,691)
                                                                                                            ------     ------------
          Net Assets ....................................................................................   100.00 %   $ 10,010,487
                                                                                                            ======     ============

     (a)  Non-income producing investment.

     (b)  Restricted  security.  These  securities are  purchased and redeemed on a continuous  basis as part of a short-term  cash investment  program.  The program allows participants to purchase and redeem these  securities on demand and,  therefore, carrying value per unit is the same as cost.

     (c)  Aggregate  cost  for  financial  reporting and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:




                                                                                                                        (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)



          Aggregate gross unrealized appreciation .......................................................               $ 2,898,484
          Aggregate gross unrealized depreciation .......................................................                   (47,903)
                                                                                                                        -----------

                     Net unrealized appreciation ........................................................               $ 2,850,581
                                                                                                                        ===========

The following acronyms and abbreviations are used in this portfolio:

          AB - Aktiebolag (Swedish)                       NV - Naamloze Vennootschap (Netherlands)
          ADR - American Depositary Receipt               PLC - Public Limited Company (British)
          AG - Aktiengesellschaft (German)                PLC - Public Limited Company (Ireland)
          AG - Aktiengesellschaft (Swiss)                 SA - Socieded Anonima (Spanish)
          ASA - Allmennaksjeselskap (Norwegian)           SA de CV - Sociedad Anonima Capital Variable (Mexican)
          A/S - Aktieselskap (Danish)                     SpA - Societa Per Azioni (Italian)

Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national  market  system are valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter  market and listed securities for which no sale was  reported  on that  date are  valued at the most  recent  bid  price.  Securities  for which  market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing  procedures,  if any, are valued  following  procedures  approved by the Trustees.  Securities and assets for which  representative  market quotations are not readily available (e.g., if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ  from the price  next  available  for that  portfolio  security  using the Fund's  normal  pricing  procedures.
         Instruments with maturities of 60 days or less are valued at amortized cost, which approximates  market value.  Short-term investments are valued at cost, which approximates value.



                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 91.01%

      Automobiles & Components - 3.54%
        (a)Advance Auto Parts, Inc. ..................................................              1,400                $   61,152
           Harley-Davidson, Inc. .....................................................              1,915                   116,336
                                                                                                                         ----------
                                                                                                                            177,488
                                                                                                                         ----------
      Capital Goods & Services - 2.36%
           Danaher Corporation .......................................................              2,060                   118,265
                                                                                                                         ----------

      Chemicals - 0.40%
           Sigma-Aldrich Corporation .................................................                335                    20,254
                                                                                                                         ----------

      Commercial Services - 2.11%
           Paychex Inc. ..............................................................              3,100                   105,648
                                                                                                                         ----------

      Consumer Durables & Apparel - 1.55%
        (a)Fossil Inc. ...............................................................              3,020                    77,433
                                                                                                                         ----------

      Distribution / Wholesale - 4.16%
           Fastenal Company ..........................................................              1,696                   104,406
           MSC Industrial Direct Co., Inc. ...........................................              2,900                   104,342
                                                                                                                         ----------
                                                                                                                            208,748
                                                                                                                         ----------
      Diversified Financials - 6.28%
           Investors Financial Services Corporation ..................................              2,865                   143,193
           Legg Mason Inc. ...........................................................              1,370                   100,366
           T. Rowe Price Group, Inc. .................................................              1,150                    71,530
                                                                                                                         ----------
                                                                                                                            315,089
                                                                                                                         ----------
      Educational Services - 0.89%
        (a)Career Education Corporation ..............................................              1,115                    44,600
                                                                                                                         ----------

      Electronic Equipment and Instruments - 3.21%
        (a)Avnet, Inc. ...............................................................              2,265                    41,314
           Cognex Corporation ........................................................                970                    27,063
        (a)Waters Corporation ........................................................              1,975                    92,410
                                                                                                                         ----------
                                                                                                                            160,787
                                                                                                                         ----------
      Energy - 1.30%
        (a)Smith International, Inc. .................................................              1,200                    65,292
                                                                                                                         ----------

      Health Care Equipment and Services - 9.45%
           Biomet, Inc. ..............................................................              2,095                    90,902
        (a)Covance, Inc. .............................................................              2,260                    87,575
           Health Management Associates, Inc. ........................................              5,360                   121,779
        (a)Omnicare, Inc. ............................................................              2,200                    76,164
        (a)St. Jude Medical, Inc. ....................................................              2,320                    97,278
                                                                                                                         ----------
                                                                                                                            473,698
                                                                                                                         ----------

                                                                                                                        (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Health Care Providers and Services - 1.66%
        (a)Caremark Rx, Inc. .......................................................                2,115                $   83,394
                                                                                                                         ----------

      Hotels Restaurants & Leisure - 3.74%
        (a)Panera Bread Company ....................................................                1,970                    79,430
           Royal Caribbean Cruises Ltd. ............................................                  900                    48,996
        (a)The Cheesecake Factory Incorporated .....................................                1,822                    59,160
                                                                                                                         ----------
                                                                                                                            187,586
                                                                                                                         ----------
      Insurance - 1.95%
           Willis Group Holdings Ltd. ..............................................                2,370                    97,573
                                                                                                                         ----------

      Pharmaceuticals & Biotechnology - 3.31%
        (a)Affymetrix, Inc. ........................................................                1,600                    58,480
        (a)Cephalon, Inc. ..........................................................                  400                    20,352
        (a)Genzyme Corporation .....................................................                1,500                    87,105
                                                                                                                         ----------
                                                                                                                            165,937
                                                                                                                         ----------
      Retailing - 19.81%
        (a)Coach Inc. ..............................................................                2,390                   134,796
        (a)Chico's FAS, Inc. .......................................................                2,525                   114,963
        (a)Dick's Sporting Goods, Inc. .............................................                3,140                   110,371
           Guitar Center Inc. ......................................................                  300                    15,807
           PETsMART, Inc. ..........................................................                3,150                   111,919
           Staples Inc. ............................................................                3,845                   129,615
           The Nautilus Group, Inc. ................................................                3,700                    89,429
           Tiffany & Co. ...........................................................                2,955                    94,471
           TJX Companies ...........................................................                3,705                    93,107
        (a)Williams-Sonoma Inc. ....................................................                2,815                    98,638
                                                                                                                         ----------
                                                                                                                            993,116
                                                                                                                         ----------
      Software & Services - 8.80%
           Adobe Systems, Inc. .....................................................                  945                    59,289
        (a)Checkfree Corporation ...................................................                1,650                    62,832
        (a)Electronic Arts, Inc. ...................................................                1,300                    80,184
        (a)Intuit Inc. .............................................................                1,700                    74,817
        (a)Mercury Interactive Corp. ...............................................                2,100                    95,655
        (a)RSA Security Inc. .......................................................                2,300                    46,138
        (a)Zebra Technologies Corp. ................................................                  400                    22,512
                                                                                                                         ----------
                                                                                                                            441,427
                                                                                                                         ----------



                                                                                                                        (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Technology Hardware & Equipment - 13.26%
        (a)Altera Corporation .................................................                     3,980               $    82,386
           Analog Devices, Inc. ...............................................                     1,375                    50,765
        (a)Flextronics International, Ltd. ....................................                     6,735                    93,078
        (a)Integrated Circuit Systems, Inc. ...................................                     1,790                    37,447
        (a)Jabil Circuit, Inc. ................................................                     3,735                    95,541
        (a)Lam Research Corporation ...........................................                     2,435                    70,396
        (a)Network Appliance, Inc. ............................................                     1,765                    58,633
        (a)Novellus Systems, Inc. .............................................                     2,590                    72,235
        (a)Synopsys, Inc. .....................................................                     1,870                    36,689
           Xilinx, Inc. .......................................................                     2,290                    67,899
                                                                                                                        -----------
                                                                                                                            665,069
                                                                                                                        -----------
      Telecommunication Equipment - 3.23%
           Molex Incorporated .................................................                     1,535                    46,050
        (a)Nextel Partners, Inc. ..............................................                     5,940                   116,068
                                                                                                                        -----------
                                                                                                                            162,118
                                                                                                                        -----------

           Total Common Stocks (Cost $3,565,560) ........................................................                 4,563,522
                                                                                                                        -----------

INVESTMENT COMPANY - 4.63%

           Merrimac Cash Series Trust .........................................                   232,085                   232,085
                (Cost $232,085)                                                                                         -----------

PRIVATE INVESTMENT COMPANY - 4.63%

      (b)  Pamlico Enhanced Cash Trust ........................................                   232,085                   232,085
                (Cost $232,085)                                                                                         -----------

Total Value of Investments (Cost $4,029,730 (c)) ........................................................   100.27 %    $ 5,027,692
Liabilities In Excess of Other Assets ...................................................................    (0.27)%        (13,452)
                                                                                                            ------      -----------
      Net Assets ........................................................................................   100.00 %    $ 5,014,240
                                                                                                            ======      ===========

     (a)  Non-income producing investment.

     (b)  Restricted  security.  These  securities are  purchased and redeemed on a continuous  basis as part of a short-term  cash investment  program.  The program allows participants to purchase and redeem these  securities on demand and,  therefore, carrying value per unit is the same as cost.

     (c)  Aggregate  cost for  financial  reporting and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation  /
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



                                                                                                                        (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          December 31, 2004
                                                             (Unaudited)



          Aggregate gross unrealized appreciation .......................................................               $ 1,035,528
          Aggregate gross unrealized depreciation .......................................................                   (37,566)
                                                                                                                        -----------
                      Net unrealized appreciation .......................................................               $   997,962
                                                                                                                        ===========

Note 1 -

         Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national  market  system are valued at the last sales  price as of the close of normal  trading on the New York Stock
         Exchange,  generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter  market and listed securities for which no sale was  reported  on that  date are  valued at the most  recent  bid  price.  Securities  for which  market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing  procedures,  if any, are valued  following  procedures  approved by the Trustees.  Securities and assets for which  representative  market quotations are not readily available (e.g., if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ  from the price  next  available  for that  portfolio  security  using the Fund's  normal  pricing  procedures.
         Instruments with maturities of 60 days or less are valued at amortized cost, which approximates  market value.  Short-term investments are valued at cost, which approximates value.


ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 __________________________________
                                 Tracey L. Hendricks
                                 Treasurer and Principal Financial Officer

Date: February 28, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Richard K. Bryant
                                 __________________________________
                                 Richard K. Bryant
                                 Trustee, The Nottingham Investment Trust II
                                 President and Principal Executive Officer,
                                 Capital Value Fund

Date: February 23, 2005




By: (Signature and Title)        /s/ Douglas S. Folk
                                 __________________________________
                                 Douglas S. Folk
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: February 25, 2005



By: (Signature and Title)        /s/ Keith A. Lee
                                 __________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital Management Equity Fund, The
                                 Brown Capital Management Balanced Fund, The
                                 Brown Capital Management Small Company Fund,
                                 The Brown Capital Management International
                                 Equity Fund, and The Brown Capital Management
                                 Mid-Cap Fund

Date: February 25, 2005





By:  (Signature and Title)       /s/ Tracey L. Hendricks
                                 __________________________________
                                 Tracey L. Hendricks
                                 Treasurer and Principal Financial Officer,
                                 The Nottingham Investment Trust II

Date: February 28, 2005